Income Taxes (Tables)	6 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Schedule of Income (loss) before provision for income taxes
	For the Six Months Ended December 31, 2022	For the Six Months Ended December 31, 2021
	(Unaudited)	(Unaudited)
Cayman	$(4,808,241)	$(182,934)
United States	(168,673)	(357,383)
Hong Kong	(7,200,298)	-
	$(12,177,212)	$(540,317)

Schedule of components of deferred tax assets
	December 31, 2022	June 30, 2022
Deferred tax assets
Net operating loss carryforward in the U.S.	486,749	442,051
Net operating loss carryforward in Hong Kong	12,462,699	11,274,650
Valuation allowance	(12,949,448)	(11,716,701)
Total net deferred tax assets	$-	$-